Share-based compensation	12 Months Ended
May 31, 2019
Share-based compensation
Share-based compensation

26.    Share-based compensation

Share-based compensation is comprised of:

	For the year ended
	May 31,
	2019	2018
Amounts charged to share-based payment reserve in respect of share-based compensation	$24,078	$15,780
Share-based compensation accrued	187	(44)
Share-based compensation issued on behalf of a related party	—	(32)
Shares for services compensation	—	187
Deferred share units expensed in the period	588	1,983
Restricted share units expensed in the period	1,227	—
	$26,080	$17,874

During the year, the Company issued 96,833 deferred share units to certain directors of the Company, under the terms of the Company’s Omnibus Long-Term Incentive Plan. In May 2018, directors and officers of the Company forfeited 312,000 deferred share units which were granted during the prior year.

During the year, the Company issued 197,600 restricted share units to employees, officers and directors.

As at May 31, 2019, the Company had 136,958 deferred share units and 197,600 restricted share units outstanding. As at May 31, 2019 114,550 restricted share units were vested.